NET (LOSS)/EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
NET (LOSS)/EARNINGS PER SHARE
Schedule of basic and diluted net (loss)/earnings per share

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net loss	(229,838)	(92,053)	(158,932)
Net loss attributable to non-controlling interests shareholders	9,383	300	—
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares	—	672,170	—
Deemed dividend to preferred shareholders due to modifications	—	(5,940)	—
Net accretion of convertible redeemable preferred shares	(9,452)	(290,543)	—
Net (loss)/income attributable to ordinary shareholders – Basic	(229,907)	283,934	(158,932)
Dilution effect from deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares	—	(672,170)	—
Dilution effect from deemed dividend to preferred shareholders due to modifications	—	5,940	—
Dilution effect from net accretion of convertible redeemable preferred shares	—	290,543	—
Net loss attributable to ordinary shareholders-diluted	(229,907)	(91,753)	(158,932)
Denominator:
Weighted average number of ordinary shares - basic	48,781,392	97,788,561	181,828,823
Weighted average number of ordinary shares from assumed conversion of the convertible redeemable preferred shares	—	70,363,864	—
Weighted average number of ordinary shares - diluted	48,781,392	168,152,425	181,828,823
Net (loss)/income per share attributable to ordinary shareholders:
- Basic	(4.71)	2.90	(0.87)
- Diluted	(4.71)	(0.55)	(0.87)